Note 6 - Investment in Juanicipio - Associate's Financial Position (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Cash and cash equivalents	$ 18,972	$ 51,503
Value added tax and other receivables	25,580	26,055
Concentrate sales receivable from Fresnillo	18,853	5,203
Inventory	3,234	427
Prepaids and other assets	104	0
TOTAL CURRENT ASSETS	66,743	83,188
Right-of-use assets	2,052	18
Mineral interests, plant and equipment	644,609	381,780
Deferred tax assets	5,254	0
Total assets	718,658	464,986
Payables to Peñoles and other vendors	22,835	3,713
Total current liabilities	22,835	3,713
Interest payable to shareholders	4,279	1,298
Lease liabilities	2,053	13
Provisions	4,070	1,450
Deferred tax liabilities	31,266	8,406
Total liabilities	64,503	14,880
Shareholders equity including shareholder advances	654,155	450,106
TOTAL LIABILITIES	$ 718,658	$ 464,986